Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22(a)	$60	$63,268

Aerospace & Defense — 1.3%
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	200	207,536
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	35	37,236
Raytheon Technologies Corp., 2.50%, 12/15/22 (Call 09/15/22)(b) .	100	103,963

		348,735

Agriculture — 2.9%
Altria Group Inc., 2.85%, 08/09/22	85	88,829
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	100	103,901
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	225	233,714
2.50%, 08/22/22	25	26,052
2.63%, 03/06/23	289	305,650

		758,146

Apparel — 0.2%
VF Corp., 2.05%, 04/23/22	50	51,316

Auto Manufacturers — 5.3%
American Honda Finance Corp.
1.95%, 05/20/22	50	51,320
2.05%, 01/10/23	100	103,520
2.20%, 06/27/22	250	258,412
2.60%, 11/16/22	50	52,337
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	50	51,740
3.45%, 04/10/22 (Call 02/10/22)	85	87,338
5.20%, 03/20/23	25	27,190
PACCAR Financial Corp.
1.90%, 02/07/23	25	25,859
2.30%, 08/10/22	50	51,850
2.65%, 05/10/22	50	52,059
Toyota Motor Credit Corp.
2.15%, 09/08/22	225	233,014
2.63%, 01/10/23	248	261,013
2.70%, 01/11/23	75	79,103
2.80%, 07/13/22	75	78,461

		1,413,216

Beverages — 3.6%
Coca-Cola Co. (The), 2.20%, 05/25/22	75	77,546
Diageo Investment Corp.
2.88%, 05/11/22	200	208,794
8.00%, 09/15/22	75	86,487
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	175	180,579
2.75%, 03/01/23	264	280,268
3.10%, 07/17/22 (Call 05/17/22)	100	105,034

		938,708

Biotechnology — 1.3%
Amgen Inc., 3.63%, 05/15/22 (Call 02/15/22)	41	42,996
Biogen Inc., 3.63%, 09/15/22	60	64,006
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	225	237,154

		344,156

Building Materials — 0.2%
Carrier Global Corp., 1.92%, 02/15/23 (Call 01/15/23)(b)	50	51,438

Chemicals — 1.6%
Air Products and Chemicals Inc., 2.75%, 02/03/23	41	43,298

Security	Par (000)	Value

Chemicals (continued)
Cabot Corp., 3.70%, 07/15/22	$40	$41,558
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	20	21,463
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	41	42,868
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	40	41,273
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	45	47,086
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	41	42,301
2.70%, 02/21/23 (Call 11/21/22)	149	156,431

		436,278

Computers — 5.5%
Apple Inc.
2.30%, 05/11/22 (Call 04/11/22)	150	155,124
2.70%, 05/13/22	250	260,562
2.85%, 02/23/23 (Call 12/23/22)(a)	260	275,668
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	75	80,307
HP Inc., 4.05%, 09/15/22	45	48,104
IBM Credit LLC, 2.20%, 09/08/22	100	103,729
International Business Machines Corp.
1.88%, 08/01/22	300	309,081
2.88%, 11/09/22	200	211,290

		1,443,865

Cosmetics & Personal Care — 3.0%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	150	156,354
2.30%, 05/03/22	141	145,941
Procter & Gamble Co. (The), 2.15%, 08/11/22	275	286,000
Unilever Capital Corp., 2.20%, 05/05/22 (Call 04/05/22)	200	206,084

		794,379

Diversified Financial Services — 2.6%
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	660	697,026

Electric — 8.1%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	41	42,574
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	50	52,451
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	75	79,332
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	41	42,202
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	65	67,988
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	41	42,583
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	41	42,519
DTE Energy Co., Series B, 3.30%, 06/15/22 (Call 04/15/22)	25	26,098
Duke Energy Carolinas LLC, 2.50%, 03/15/23 (Call 01/15/23)	60	62,976
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	100	103,621
3.05%, 08/15/22 (Call 05/15/22)	120	125,288
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	100	103,799
Edison International, 2.40%, 09/15/22 (Call 08/15/22)	50	50,993
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	25	26,551
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	91	96,546
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	40	42,416
Georgia Power Co., 2.85%, 05/15/22(a)	35	36,410
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	75	77,837
2.40%, 04/25/22 (Call 03/25/22)	175	180,742
2.70%, 02/15/23 (Call 12/15/22)	50	52,669
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	50	52,642

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.90%, 04/01/22	$50	$52,092
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)(a)	150	154,107
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	95	98,583
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22 (Call 03/01/22) .	110	116,058
Pacific Gas and Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	100	100,377
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	25	26,462
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	41	42,480
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	40	42,850
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	41	42,590
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	45	47,303

		2,131,139

Electrical Components & Equipment — 0.6%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	150	157,494

Electronics — 0.2%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	60	61,588

Environmental Control — 0.3%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	35	36,723
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	45	47,043

		83,766

Food — 0.9%
Campbell Soup Co., 2.50%, 08/02/22	75	77,570
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	50	53,049
Sysco Corp., 2.60%, 06/12/22	50	51,602
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	41	43,572

		225,793

Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	35	36,018

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.90%, 11/01/22	41	43,335

Health Care – Products — 0.6%
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	157	164,112

Health Care – Services — 0.8%
CommonSpirit Health, 2.95%, 11/01/22	41	42,882
Kaiser Foundation Hospitals, 3.50%, 04/01/22(a)	125	130,706
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)(a)	41	43,270

		216,858

Home Builders — 0.3%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	70	74,313

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22	41	43,022
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	33	34,627

		77,649

Internet — 3.2%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	300	315,642
2.50%, 11/29/22 (Call 08/29/22)	141	147,527
Baidu Inc., 3.50%, 11/28/22	200	209,984
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	75	79,118
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	100	103,554

		855,825

Security	Par (000)	Value

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	$49	$52,296

Machinery — 6.0%
ABB Finance USA Inc., 2.88%, 05/08/22	230	239,598
Caterpillar Financial Services Corp.
1.90%, 09/06/22	50	51,536
1.95%, 11/18/22	50	51,802
2.40%, 06/06/22	150	155,737
2.63%, 03/01/23(a)	149	157,673
2.85%, 06/01/22	75	78,421
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	157	162,616
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	313	324,666
John Deere Capital Corp., 2.80%, 03/06/23	345	366,549

		1,588,598

Manufacturing — 2.4%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	50	51,778
2.00%, 06/26/22	192	197,923
2.25%, 03/15/23 (Call 02/15/23)	125	131,102
Eaton Corp., 2.75%, 11/02/22	50	52,611
General Electric Co.
2.70%, 10/09/22	50	52,028
3.10%, 01/09/23	50	52,696
3.15%, 09/07/22	50	52,331
Parker-Hannifin Corp., 3.50%, 09/15/22	30	31,842

		622,311

Media — 4.4%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	100	120,609
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	150	158,953
2.85%, 01/15/23	200	212,218
3.13%, 07/15/22	75	79,105
NBCUniversal Media LLC, 2.88%, 01/15/23	75	79,617
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	170	177,359
Walt Disney Co. (The)
1.65%, 09/01/22	50	51,225
3.00%, 09/15/22	266	280,066

		1,159,152

Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	200	209,308

Mining — 0.0%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	9	9,539

Oil & Gas — 8.9%
BP Capital Markets America Inc., 3.25%, 05/06/22	182	190,745
BP Capital Markets PLC, 2.50%, 11/06/22	400	417,600
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	50	51,989
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	425	442,349
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	160	168,203
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	260	274,872
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	50	50,590
Phillips 66, 4.30%, 04/01/22	85	90,135
Shell International Finance BV
2.25%, 01/06/23	214	223,232
2.38%, 08/21/22	225	234,108
Total Capital International SA, 2.70%, 01/25/23	200	210,980

		2,354,803

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 1.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	$250	$261,635
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	19	19,506
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	30	30,604

		311,745

Pharmaceuticals — 10.0%
AbbVie Inc.
2.90%, 11/06/22	142	149,374
3.25%, 10/01/22 (Call 07/01/22)(b)	50	52,443
Bristol-Myers Squibb Co.
2.00%, 08/01/22	190	196,036
2.60%, 05/16/22	100	103,990
3.25%, 08/15/22	41	43,366
3.25%, 02/20/23 (Call 01/20/23)	50	53,491
3.55%, 08/15/22	100	106,417
Cardinal Health Inc., 3.20%, 03/15/23	60	63,780
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	25	26,175
3.50%, 07/20/22 (Call 05/20/22)	50	52,689
3.70%, 03/09/23 (Call 02/09/23)	85	91,454
Eli Lilly & Co., 2.35%, 05/15/22	175	181,377
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	225	239,292
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	372	388,167
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	50	52,191
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	41	43,012
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	225	234,083
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	200	207,184
2.40%, 09/21/22	300	313,449
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	45	47,687

		2,645,657

Pipelines — 1.4%
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	50	51,469
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	55	58,479
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23 (Call 11/15/22)	66	69,605
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	40	41,488
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	41	42,162
TransCanada PipeLines Ltd., 2.50%, 08/01/22	35	36,261
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	66	68,692

		368,156

Real Estate Investment Trusts — 0.4%
American Tower Corp., 3.50%, 01/31/23	35	37,539
Crown Castle International Corp., 5.25%, 01/15/23	60	66,701

		104,240

Retail — 3.9%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	33	34,502
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)	175	181,575
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)(a)	350	364,563
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	85	88,402
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	75	77,789
Walgreen Co., 3.10%, 09/15/22	41	43,061
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	225	235,451

		1,025,343

Semiconductors — 5.5%
Broadcom Inc., 3.13%, 10/15/22(b)	50	52,341

Security	Par/ Shares (000)	Value

Semiconductors (continued)
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	$75	$77,589
2.70%, 12/15/22	350	369,414
3.10%, 07/29/22	150	158,359
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	40	42,428
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	175	184,221
3.00%, 05/20/22	475	497,002
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	75	76,915

		1,458,269

Software — 4.2%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	40	42,136
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	41	43,294
Microsoft Corp.
2.13%, 11/15/22	175	182,380
2.65%, 11/03/22 (Call 09/03/22)	160	168,038
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	160	165,482
2.50%, 10/15/22	455	475,662
2.63%, 02/15/23 (Call 01/15/23)	25	26,353

		1,103,345

Telecommunications — 2.5%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	125	130,574
3.00%, 06/30/22 (Call 04/30/22)	50	52,193
3.40%, 06/15/22	30	31,647
Cisco Systems Inc.
2.60%, 02/28/23	140	148,124
3.00%, 06/15/22	150	157,564
Motorola Solutions Inc.
3.50%, 03/01/23	40	42,719
3.75%, 05/15/22	24	25,185
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	60	62,497

		650,503

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	30	31,395

Transportation — 3.0%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	180	190,881
3.05%, 09/01/22 (Call 06/01/22)	50	52,466
FedEx Corp., 2.63%, 08/01/22	50	52,046
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	41	43,275
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	50	52,915
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	40	42,102
4.16%, 07/15/22 (Call 04/15/22)	35	37,242
United Parcel Service Inc., 2.45%, 10/01/22	316	330,065

		800,992

Total Corporate Bonds & Notes — 98.2% (Cost: $24,850,631)		25,964,073

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	928	929,055

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	279	$279,000

		1,208,055

Total Short-Term Investments — 4.6% (Cost: $1,207,010)		1,208,055

Total Investments in Securities — 102.8% (Cost: $26,057,641)		27,172,128

Other Assets, Less Liabilities — (2.8)%		(743,315)

Net Assets — 100.0%		$26,428,813

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,440,905	$—		$(513,318	)(a)	$794	$674	$929,055	928	$7,053	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	164,000	115,000	(a)	—		—	—	279,000	279	1,148		—

						$794	$674	$1,208,055		$8,201		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$25,964,073	$—	$25,964,073
Money Market Funds	1,208,055	—	—	1,208,055

	$1,208,055	$25,964,073	$—	$27,172,128

4